Investments - Investments Breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	R$ 453,371	R$ 355,520
Goodwill	225,486	228,887
Other investments evaluated at fair value through other comprehensive income	1,138,066	23,606
Total	R$ 1,816,923	R$ 608,013